Other operating expenses - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other operating expenses [line items]
Settlement with the Dutch Authorities		€ 775
Contributions to the Single Resolution Fund	€ 239	208	€ 179
Increase in local bank taxes	45
Local bank taxes	375	420	381
Netherlands, Germany, Belgium, Poland, and Spain [Member]
Disclosure of other operating expenses [line items]
Contributions to the Deposit Guarantee Schemes	€ 362	€ 364	€ 341